Basis of Presentation (Details) € in Thousands, $ in Thousands							1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 03, 2019 EUR (€) item	Jul. 24, 2019 EUR (€) shares	Jul. 23, 2019	Jan. 26, 2018 USD ($)	Jan. 12, 2018 EUR (€)	Jul. 24, 2017 EUR (€)	Jul. 31, 2019 EUR (€)	Apr. 30, 2019	Mar. 31, 2019 shares	Sep. 30, 2018 EUR (€)	Oct. 31, 2017 EUR (€)	Dec. 31, 2017	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 16, 2019 EUR (€) item	Dec. 28, 2018 USD ($)	Aug. 01, 2018 USD ($)	Mar. 19, 2018 EUR (€)	Oct. 11, 2017 EUR (€)	Jan. 31, 2017 USD ($)	May 11, 2016 USD ($) Center item	May 11, 2016 EUR (€) Center item
Basis of presentation
Share of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method, Excluding Impairment Loss													€ 8,972
Consideration Received in Shares | shares									1,766,000,000
Increase in other current financial asset													1,717,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity													1,716,147	€ 465,548	€ (389)
Increase (decrease) through changes in ownership interest on non-controlling interests													1,511,000
Gains from change in contractual right value													1,000
Other current assets													58,111	42,344
Non-controlling interests
Basis of presentation
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity													1,517,180	€ 469,010	€ (43)
Reserves
Basis of presentation
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity													227,000
Translation differences
Basis of presentation
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity													€ (22,009)
Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Minority shareholders interest													45.00%
Shanghai RAAS Blood Products, Co. Ltd.
Basis of presentation
Proportion of ownership interest in associate									26.20%
Other current assets													€ 12,000
Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Number of shares to be delivered | shares									90
Economic rights (as a percent)									45.00%
Ownership interest acquired (as a percent)									40.00%
Biotest Us Corporation and Haema AG
Basis of presentation
Consideration for sale of subsidiary | $																	$ 538,014
Biotest US Corporation
Basis of presentation
Ownership interest acquired (as a percent)																		100.00%
Consideration transferred | $																		$ 286,454
Haema, AG
Basis of presentation
Ownership interest acquired (as a percent)																			100.00%
Consideration transferred																			€ 220,191
Goetech, LLC. ("MedKeeper")
Basis of presentation
Ownership in subsidiary (as a percent)				54.76%
Share capital increase | $				$ 98,000
Aigues Minerals de Vilajuiga, S.A
Basis of presentation
Ownership in subsidiary (as a percent)					100.00%
Ownership interest acquired (as a percent)					50.00%
Consideration transferred					€ 550
Grifols Malaysia Sdn Bhd
Basis of presentation
Ownership in subsidiary (as a percent)													30.00%
Grifols (Thailand) Ltd
Basis of presentation
Number of classes of shares | shares													2
Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Basis of presentation
Cash paid																						$ 100,000	€ 88,215
Call option price | $																						100,000
Agreed payment amount for call option																						$ 10,000	€ 9,007
Interstate Blood Bank, Inc
Basis of presentation
Ownership in subsidiary (as a percent)								100.00%
Ownership interest acquired (as a percent)																						49.19%	49.19%
Bio Blood Components Inc.
Basis of presentation
Ownership interest acquired (as a percent)																						48.97%	48.97%
Plasma Biological Services, LLC.
Basis of presentation
Ownership interest acquired (as a percent)																						48.90%	48.90%
Number of plasma collection centers | Center																						26	26
Number of blood donation centers | Center																						9	9
Number of laboratories | item																						1	1
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Basis of presentation
Ownership in subsidiary (as a percent)						90.00%
Ownership interest acquired (as a percent)						40.00%
Consideration transferred						€ 12,800
Araclon Biotech , S.L
Basis of presentation
Ownership in subsidiary (as a percent)	75.10%
Number of share capital increases | item	2															2
First share capital increase																€ 16,800
Second share capital increase	€ 5,900
Progenika Biopharma, S.A.
Basis of presentation
Ownership in subsidiary (as a percent)		100.00%	99.99%									90.23%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity											€ (374,000)
Share capital increase							€ 4			€ 4,333
Cash paid		€ 4
Number of shares acquired | shares		33
Progenika Biopharma, S.A. | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Ownership interest acquired (as a percent)																				0.98%
Cash paid																				€ 644
Hologic acquisition
Basis of presentation
Cash paid | $																					$ 1,865,000
Grifols Diagnostics Solutions, Inc.
Basis of presentation
Economic rights (as a percent)									55.00%
Voting rights (as percent)									60.00%
Consideration Received in Shares | shares													1,766,000,000